Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Sales	$ 76,033	$ 68,679		$ 56,791
Cost of sales	67,025	60,876		50,428
Gross margin	9,008	7,803		6,363
Selling, general and administrative expenses	2,469	2,369		2,202
Operating income	6,539	5,434		4,161
Income from investments in associates, joint ventures and other investments	652	448		615
Financing costs - net	(2,210)	(875)		(2,056)
Income before taxes	4,981	5,007		2,720
Income tax (benefit) / expense	(349)	432		986
Net income (including non-controlling interests)	5,330	4,575		1,734
Net income attributable to equity holders of the parent	5,149	4,568		1,779
Net income / (loss) attributable to non-controlling interests	$ 181	$ 7		$ (45)
Earnings per common share (in U.S. dollars)
Basic (USD per share)	$ 5,070,000.00	$ 4.48	[1]	$ 1.87	[1]
Diluted (USD per share)	$ 5,040,000.00	$ 4.46	[1]	$ 1.86	[1]
Weighted average common shares outstanding (in millions)
Basic (in shares)	1,015	1,020		953
Diluted (in shares)	1,021	1,024		955

[1]	Following the completion of the Company’s share consolidation of each three existing shares into one share without nominal value on May 22, 2017, the earnings (loss) per common share and corresponding basic and diluted weighted average common shares outstanding for prior periods has been recast in accordance with IFRS. Please refer to note 10 for more information.